Preferred Stock (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Preferred Stock (Textual)
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001